Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Current Inventory and Non-Current Inventory	Current inventory:
	December 31,
	2023	2022

Finished goods	$2,332,207	$3,656,990
Work-in-process	92,439	125,259
Billets	1,929,808	2,282,093
Raw materials and supplies	4,661,167	5,446,489
Materials, spare parts and rollers	1,186,889	1,264,727
Materials in-transit	1,300	15,753
	$10,203,810	$12,791,311
	December 31,
	2023	2022

Coke	$1,249,353	$1,237,188
Spare parts	73,268	74,361
Rollers	197,308	177,270
Finished goods	353,095	353,095
	1,873,024	1,841,914

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,519,929	$1,488,819